Research and Development (Tables)	12 Months Ended
Dec. 31, 2013
Research and Development [Abstract]
Research and Development
Investment tax credits earned as a result of qualifying research and development expenditures and government grants have been applied to reduce research and development expenses as follows:

	Year Ended December 31,	Year Ended December 31,	Cumulative From September 3, 1996 to December 31,
	2013	2012	2013
Research and development	$579	$2,075	$69,746
Investment tax credits	-	-	(1,632)
National Research Council grants	-	-	(197)
	$579	$2,075	$67,917